Leases - Summary of right of use assets and the movements (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	¥ 128,704		¥ 32,001
Depreciation provided during the year	(12,298)	¥ (45)
Right-of-use assets	128,704		32,001
Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	128,704		128,312
Additions	27,011
Transfer from investment properties (Note 18)	3
Transfer to property, plant and equipment (Note 17)	(14,264)
Transfer to investment properties (Note 18)	(10)
Disposal of a subsidiary (Note 45)	(10)
Disposals	(40)
Depreciation provided during the year	(12,298)
Right-of-use assets	128,704		128,312
Cost [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	175,545
Right-of-use assets	175,545
Accumulated depreciation [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	(46,841)
Right-of-use assets	(46,841)
Net carrying amount [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	128,704
Right-of-use assets	128,704
Aircraft, engines and flight equipment [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	126,464		126,417
Additions	26,315
Transfer to property, plant and equipment (Note 17)	(14,264)
Disposal of a subsidiary (Note 45)	0
Disposals	(40)
Depreciation provided during the year	(11,964)
Right-of-use assets	126,464		126,417
Aircraft, engines and flight equipment [member] | Cost [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	172,690
Right-of-use assets	172,690
Aircraft, engines and flight equipment [member] | Accumulated depreciation [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	(46,226)
Right-of-use assets	(46,226)
Aircraft, engines and flight equipment [member] | Net carrying amount [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	126,464
Right-of-use assets	126,464
Prepayments for land use rights [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	1,343		1,387
Additions	1
Transfer from investment properties (Note 18)	3
Transfer to property, plant and equipment (Note 17)	0
Transfer to investment properties (Note 18)	(10)
Disposal of a subsidiary (Note 45)	0
Disposals	0
Depreciation provided during the year	(38)
Right-of-use assets	1,343		1,387
Prepayments for land use rights [member] | Cost [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	1,662
Right-of-use assets	1,662
Prepayments for land use rights [member] | Accumulated depreciation [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	(319)
Right-of-use assets	(319)
Prepayments for land use rights [member] | Net carrying amount [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	1,343
Right-of-use assets	1,343
Buildings [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	824		496
Additions	622
Transfer to property, plant and equipment (Note 17)	0
Disposal of a subsidiary (Note 45)	(10)
Disposals	0
Depreciation provided during the year	(284)
Right-of-use assets	824		496
Buildings [member] | Cost [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	1,108
Right-of-use assets	1,108
Buildings [member] | Accumulated depreciation [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	(284)
Right-of-use assets	(284)
Buildings [member] | Net carrying amount [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	824
Right-of-use assets	824
Other assets [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	73		12
Additions	73
Transfer to property, plant and equipment (Note 17)	0
Disposal of a subsidiary (Note 45)	0
Disposals	0
Depreciation provided during the year	(12)
Right-of-use assets	73		¥ 12
Other assets [member] | Cost [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	85
Right-of-use assets	85
Other assets [member] | Accumulated depreciation [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	(12)
Right-of-use assets	(12)
Other assets [member] | Net carrying amount [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, 2019, net of accumulated depreciation	73
Right-of-use assets	¥ 73